Other intangibles, net (Estimated future amortization expense) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 24,870
2019	21,176
2020	21,176
2021	21,176
2022	21,176
Thereafter	177,238
Finite-lived intangible assets	$ 286,812	$ 317,988